Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Property and Equipment

	Engineering Equipment $	Office Equipment $	Leasehold Improvements $	Other $	Total $

Cost
December 31, 2016	131.9	82.0	166.9	34.0	414.8
Additions	21.2	6.8	29.4	4.7	62.1
Additions arising on acquisitions	0.2	0.1	0.5	-	0.8
Disposals	(33.4)	(24.9)	(16.4)	(3.8)	(78.5)
Transfers	0.1	(0.8)	0.2	0.5	-
Impact of foreign exchange	(3.3)	(1.6)	(5.1)	(1.5)	(11.5)

December 31, 2017	116.7	61.6	175.5	33.9	387.7
Additions	23.2	19.4	79.5	8.1	130.2
Additions arising on acquisitions	1.6	0.7	1.7	0.4	4.4
Disposals	(12.2)	(2.2)	(31.4)	(4.7)	(50.5)
Discontinued operations (note 8)	(11.5)	(0.4)	(1.7)	(2.0)	(15.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	4.9	3.0	7.8	1.4	17.1

December 31, 2018	122.3	82.0	231.2	37.8	473.3

Accumulated depreciation
December 31, 2016	73.1	45.6	64.9	17.3	200.9
Depreciation - continuing operations	16.3	7.5	26.7	1.7	52.2
Depreciation - discontinued operations	1.9	0.1	-	0.4	2.4
Disposals	(32.7)	(25.4)	(15.9)	(2.7)	(76.7)
Impact of foreign exchange	(1.2)	(0.2)	(1.6)	(0.7)	(3.7)

December 31, 2017	57.4	27.6	74.1	16.0	175.1
Depreciation - continuing operations	15.3	6.7	25.9	2.2	50.1
Depreciation - discontinued operations	1.5	-	0.2	0.3	2.0
Disposals	(10.6)	(1.9)	(31.1)	(1.9)	(45.5)
Discontinued operations (note 8)	(3.3)	(0.3)	(0.3)	(0.7)	(4.6)
Transfers	(0.4)	(0.1)	(0.2)	0.7	-
Impact of foreign exchange	2.3	1.2	2.9	0.4	6.8

December 31, 2018	62.2	33.2	71.5	17.0	183.9

Net book value
December 31, 2017	59.3	34.0	101.4	17.9	212.6

December 31, 2018	60.1	48.8	159.7	20.8	289.4